Acquisition Of Businesses (Schedule Of Non-Significant Acquisitions) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 12,250	$ 14,895
Franchised Restaurants [Member]
Business Acquisition [Line Items]
Property and equipment	936	583	$ 2,186
Identifiable intangible assets	853	518	6,628
Goodwill	1,621	2,029	0
Assumed debt	(206)	0	(317)
Gain on bargain purchase of franchised restaurants	0	(71)	(3,827)
Purchase price	3,204	3,059	4,670
Restaurants sold in exchange	0	0	(635)
Settlement of franchise receivables	(2,113)	(1,436)	0
Seller financing	0	(798)	(3,711)
Purchase price paid at acquisition date	$ 1,091	$ 825	$ 324